Investments - Unrealized Capital Losses 2 (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Unrealized Capital Losses	$ 1,003.3	$ 292.7	$ 917.5
Total Unrealized Capital Losses	1,003.3	292.7	917.5
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	19,854.3	4,458.0	8,301.7
Total Unrealized Capital Losses	929.8	150.6	447.4
Total Amortized Cost	19,854.3	4,458.0	8,301.7
Total Unrealized Capital Losses	929.8	150.6	447.4
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	253.3	562.3	728.7
Total Unrealized Capital Losses	13.8	39.5	86.5
Total Amortized Cost	253.3	562.3	728.7
Total Unrealized Capital Losses	13.8	39.5	86.5
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | 90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	242.4	134.2	258.3
Total Unrealized Capital Losses	13.6	12.8	24.2
Total Amortized Cost	242.4	134.2	258.3
Total Unrealized Capital Losses	13.6	12.8	24.2
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | 80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	186.3	78.9	120.4
Total Unrealized Capital Losses	12.3	7.5	9.9
Total Amortized Cost	186.3	78.9	120.4
Total Unrealized Capital Losses	12.3	7.5	9.9
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	358.7	288.9	492.8
Total Unrealized Capital Losses	23.7	14.0	19.5
Total Amortized Cost	358.7	288.9	492.8
Total Unrealized Capital Losses	23.7	14.0	19.5
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,827.5	398.0	450.7
Total Unrealized Capital Losses	46.4	11.0	10.2
Total Amortized Cost	1,827.5	398.0	450.7
Total Unrealized Capital Losses	46.4	11.0	10.2
Fair value decline below amortized cost less than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	230.3	83.4	212.7
Total Unrealized Capital Losses	2.3	1.2	0.6
Total Amortized Cost	230.3	83.4	212.7
Total Unrealized Capital Losses	2.3	1.2	0.6
Fair value decline below amortized cost less than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	3,098.5	1,545.7	2,263.6
Total Unrealized Capital Losses	112.1	86.0	150.9
Total Amortized Cost	3,098.5	1,545.7	2,263.6
Total Unrealized Capital Losses	112.1	86.0	150.9
Fair value decline below amortized cost less than 20% | Greater than 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	618.2	706.8	793.4
Total Unrealized Capital Losses	46.7	53.8	77.3
Total Amortized Cost	618.2	706.8	793.4
Total Unrealized Capital Losses	46.7	53.8	77.3
Fair value decline below amortized cost less than 20% | 5% - 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	107.3	187.6	509.8
Total Unrealized Capital Losses	4.0	6.8	35.2
Total Amortized Cost	107.3	187.6	509.8
Total Unrealized Capital Losses	4.0	6.8	35.2
Fair value decline below amortized cost less than 20% | 0% - 5% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	194.6	89.4	249.2
Total Unrealized Capital Losses	6.1	7.6	21.6
Total Amortized Cost	194.6	89.4	249.2
Total Unrealized Capital Losses	6.1	7.6	21.6
Fair value decline below amortized cost less than 20% | 0% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	120.6	80.5	47.8
Total Unrealized Capital Losses	6.6	5.6	6.0
Total Amortized Cost	120.6	80.5	47.8
Total Unrealized Capital Losses	6.6	5.6	6.0
Fair value decline below amortized cost less than 20% | Fixed Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,782.9	669.4	1,108.1
Total Unrealized Capital Losses	43.1	14.2	49.5
Total Amortized Cost	1,782.9	669.4	1,108.1
Total Unrealized Capital Losses	43.1	14.2	49.5
Fair value decline below amortized cost less than 20% | Floating Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,315.6	876.3	1,155.5
Total Unrealized Capital Losses	69.0	71.8	101.4
Total Amortized Cost	1,315.6	876.3	1,155.5
Total Unrealized Capital Losses	69.0	71.8	101.4
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	285.4	466.4	1,441.4
Total Unrealized Capital Losses	73.5	142.1	470.1
Total Amortized Cost	285.4	466.4	1,441.4
Total Unrealized Capital Losses	73.5	142.1	470.1
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	33.7	203.8	706.0
Total Unrealized Capital Losses	8.7	58.0	237.8
Total Amortized Cost	33.7	203.8	706.0
Total Unrealized Capital Losses	8.7	58.0	237.8
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | 90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	37.5	35.2	162.2
Total Unrealized Capital Losses	9.3	10.7	60.6
Total Amortized Cost	37.5	35.2	162.2
Total Unrealized Capital Losses	9.3	10.7	60.6
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | 80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	22.4	46.9	80.8
Total Unrealized Capital Losses	6.7	12.1	23.6
Total Amortized Cost	22.4	46.9	80.8
Total Unrealized Capital Losses	6.7	12.1	23.6
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	17.3	17.5	112.8
Total Unrealized Capital Losses	4.4	5.5	36.0
Total Amortized Cost	17.3	17.5	112.8
Total Unrealized Capital Losses	4.4	5.5	36.0
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	19.8	8.1	4.8
Total Unrealized Capital Losses	6.3	3.8	2.0
Total Amortized Cost	19.8	8.1	4.8
Total Unrealized Capital Losses	6.3	3.8	2.0
Fair value decline below amortized cost greater than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2.2	2.3	2.5
Total Unrealized Capital Losses	0.7	0.6	0.6
Total Amortized Cost	2.2	2.3	2.5
Total Unrealized Capital Losses	0.7	0.6	0.6
Fair value decline below amortized cost greater than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	132.9	313.8	1,069.1
Total Unrealized Capital Losses	36.1	90.7	360.6
Total Amortized Cost	132.9	313.8	1,069.1
Total Unrealized Capital Losses	36.1	90.7	360.6
Fair value decline below amortized cost greater than 20% | Greater than 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	61.3	187.1	761.4
Total Unrealized Capital Losses	15.9	51.2	256.4
Total Amortized Cost	61.3	187.1	761.4
Total Unrealized Capital Losses	15.9	51.2	256.4
Fair value decline below amortized cost greater than 20% | 5% - 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0.1	2.2	45.4
Total Unrealized Capital Losses		0.7	15.0
Total Amortized Cost	0.1	2.2	45.4
Total Unrealized Capital Losses		0.7	15.0
Fair value decline below amortized cost greater than 20% | 0% - 5% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	8.1	12.3	150.0
Total Unrealized Capital Losses	2.0	4.2	45.8
Total Amortized Cost	8.1	12.3	150.0
Total Unrealized Capital Losses	2.0	4.2	45.8
Fair value decline below amortized cost greater than 20% | 0% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	41.4	101.8	105.0
Total Unrealized Capital Losses	11.2	30.2	40.8
Total Amortized Cost	41.4	101.8	105.0
Total Unrealized Capital Losses	11.2	30.2	40.8
Fair value decline below amortized cost greater than 20% | Fixed Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	11.0	33.3	147.6
Total Unrealized Capital Losses	3.3	10.2	50.5
Total Amortized Cost	11.0	33.3	147.6
Total Unrealized Capital Losses	3.3	10.2	50.5
Fair value decline below amortized cost greater than 20% | Floating Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	121.9	280.5	921.5
Total Unrealized Capital Losses	32.8	80.5	310.1
Total Amortized Cost	121.9	280.5	921.5
Total Unrealized Capital Losses	$ 32.8	$ 80.5	$ 310.1